STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (6,878,504)		$ (2,611,559)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party under note payable			25,000
Change in fair value of derivative warrant liabilities	4,774,000		1,705,000
Offering costs associated with derivative warrant liabilities	601,960	$ 601,960	601,960
Net gain from investments held in Trust Account	(19,881)	(9,978)	(76,225)
Changes in operating assets and liabilities:
Prepaid expenses	(4,221)		(314,351)
Accounts payable	(99,827)		30,360
Accrued expenses	1,786,896		24,847
Net cash used in operating activities	(441,537)	(393,915)	(614,968)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(215,000,000)
Net cash used in investing activities		(215,000,000)	(215,000,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross			215,000,000
Proceeds received from private placement			6,300,000
Net cash provided by financing activities		216,459,791	216,534,791
Net change in cash	(441,537)	1,065,876	919,823
Cash - beginning of the period	919,823	$ 0	0
Cash - ending of the period	478,286		919,823
Supplemental disclosure of non-cash investing and financing activities:
Offering costs paid in exchange for issuance of Class B ordinary shares to Sponsor			25,000
Offering costs included in accounts payable			85,000
Offering costs included in note payable - related party			72,854
Deferred underwriting commissions			7,525,000
Initial value of Class A Ordinary shares subject to possible redemption			187,650,100
Change in value of Class A ordinary shares subject to possible redemption	$ (6,878,510)		$ (1,907,410)